8. Deferred and recoverable taxes	12 Months Ended
Dec. 31, 2017
Deferred And Recoverable Taxes
Deferred and recoverable taxes

8.1.   Recoverable taxes

	12/31/2017	12/31/2016
Prepaid and recoverable income taxes	66,786	51,215
Withholding income tax (IRRF) (a)	7,308	9,601
PIS and COFINS (b)	408	16,908
Withholding tax of public institutions	6,127	8,130
Value added tax – IVA (c)	5,431	12,044
Other	4,195	1,449
Total	90,255	99,347

Current assets	83,210	27,287
Noncurrent assets	7,045	72,060

(a) IRRF: withholding income tax levied on financial income from financial investments.

(b) Contributions to Social Integration Program (PIS) and Contribution for the Financing of Social Security (COFINS).

(c) IVA: Value added tax on sales of goods and services abroad.

8.2.   Deferred tax assets (liabilities) – Noncurrent

	12/31/2017	12/31/2016
Net operating losses carryforward
Income tax losses	129,316	9,149
Negative basis of social contribution	46,555	3,294

Temporary differences:
Mileage program	-	9
Allowance for doubtful accounts and other credits	63,585	13,823
Provision for losses on GLA’s acquisition	143,350	143,350
Provision for legal proceedings and tax liabilities	83,263	17,487
Aircraft return	68,438	32,515
Derivative transactions	9,603	1,635
Tax benefit due to goodwill incorporation (*)	14,588	29,177
Flight rights	(353,226)	(353,226)
Depreciation of engines and parts for aircraft maintenance	(167,913)	(148,581)
Reversal of goodwill amortization on GLA’s acquisition	(127,659)	(127,659)
Aircraft leases	34,660	30,589
Other	143,949	117,577
Total deferred taxes, net	88,509	(230,861)

Deferred tax assets – noncurrent	276,514	107,159
Deferred tax liabilities – noncurrent	(188,005)	(338,020)

(*) Related to the tax benefit from the reverse merger of G.A. Smiles Participações S.A. by Smiles S.A. Under the terms of the current tax legislation, the goodwill amortization for tax purposes will be a deductible expense on the taxable income calculation.

The Company, GLA and Smiles have net operating losses carryforward, comprised of accumulated income tax losses and negative basis of social contribution. The net operating losses carryforward do not expire; however, their compensation is limited to 30% of the annual taxable income. Net operating losses carryforward are as follows:

	GLAI		GLA		Smiles
	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Income tax losses	172,547	190,125	4,134,099	3,971,845	758,289	867,403
Negative basis of social contribution	172,547	190,125	4,134,099	3,971,845	758,289	867,403

As of December 31, 2017, the tax credits from tax losses carryforward were recorded based on the reasonably expected generation of future taxable income of GLAI and its subsidiaries, subject to legal limitations. The determination of the expected future taxable income were prepared based on the business plan approved by the Board of Directors on January 11, 2018.

The Company’s Management considers that the deferred assets recognized as of December 31, 2017 arising from temporary differences will be realized in connection with the realization of the deferred tax liabilities and the expectation of future results.

The analysis of the realization of deferred tax assets was prepared on a company basis, as follows:

GLAI: the Company has tax credits of R$62,548, of which R$58,666 is related to net operating losses carryforward and R$3,882 is related to temporary differences, with realization supported by the Company’s long-term plan.  However, for the year ended December 31, 2017, the Company reassessed its projections and did not recognize deferred tax assets for the amount of R$34,845 related to net operating losses carryforward.

GLA: GLA has tax credits on net operating losses carryforward of R$1,405,594. In view of recent events on the political scenario in Brazil, instability of the economic environment, fluctuations in the U.S. dollar exchange rate and other variables that can affect the projections of future results, as well as the history of losses in recent years, GLA has not recorded the recognition of total tax credits on net operating losses carryforward. On March 10 and September 19, 2017, the Company entered into the Brazilian Tax Regularization Program (“PRT”) and the Special Tax Regularization Program (“PERT”), respectively, which allowed the partial settlement of tax contingencies with tax loss carryforwards, see Note 18. As a result, the Company used tax losses carryforward of R$225,005, which was recorded in the statement of operations for the year. Additionally, the Company analyzed the realization of deferred tax assets on temporary differences and limited the recognition based on the expected realization of deferred tax liabilities on temporary differences. As a result, the Company did not recognize the net amount of R$163,416 of deferred tax assets on temporary differences.

Smiles Fidelidade: As of July 1, 2017, Smiles S.A. was incorporated by Smiles Fidelidade S.A. and, based on the projections of future taxable income, recognized a deferred tax asset on tax losses carryforward of R$193,020. The amount was recorded based on the expected generation of future taxable income of Smiles Fidelidade.

The reconciliation of the income taxes in profit or loss for the years ended December 31, 2017, 2016 and 2015 is as follows:

	12/31/2017	12/31/2016	12/31/2015
Income (loss) before income taxes	70,996	1,361,422	(3,447,100)
Income tax and social contribution tax rate	34%	34%	34%
Income at the statutory combined tax rate	(24,139)	(462,883)	1,172,014

Adjustments to calculate the effective tax rate:
Equity results	185	(435)	(1,340)
Tax income (losses) from wholly-owned subsidiaries	(106,533)	56,239	(83,702)
Income tax on permanent differences and other	(14,012)	3,803	1,920
Nontaxable revenues (nondeductible expenses), net	(51,572)	(41,913)	(111,828)
Exchange variation on foreign investments	(20,225)	242,190	(502,938)
Interest attributable to shareholders’ equity	4,817	3,543	4,673
Benefit on tax losses and temporary differences constituted (not constituted)	291,002	(59,602)	(1,322,939)
Use of tax losses in tax installment payment programs(*)	227,690	-	-
Total income taxes	307,213	(259,058)	(844,140)

Income taxes
Current	(239,846)	(257,944)	(196,140)
Deferred	547,059	(1,114)	(648,800)
Total income taxes	307,213	(259,058)	(844,140)

(*) Amount used to reduce by 76% of tax obligation from the PRT/PERT. For further information, see Note 18.